Securitisations	12 Months Ended
Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Securitisations

The section presents information on the Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Group has entered into and arrangements that are held off-balance sheet.

39 Securitisations

Accounting for securitisations

The Group uses securitisations as a source of finance and a means of risk transfer. Such transactions generally result in the transfer of contractual cash flows from portfolios of financial assets to holders of issued debt securities.

Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction; lead to partial continued recognition of the assets to the extent of the Group’s continuing involvement in those assets or to derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer. Full derecognition only occurs when the Group transfers both its contractual right to receive cash flows from the financial assets, or retains the contractual rights to receive the cash flows, but assumes a contractual obligation to pay the cash flows to another party without material delay or reinvestment, and also transfers substantially all the risks and rewards of ownership, including credit risk, prepayment risk and interest rate risk.

In the course of its normal banking activities, the Group makes transfers of financial assets, either where legal rights to the cash flows from the asset are passed to the counterparty or beneficially, where the Group retains the rights to the cash flows but assumes a responsibility to transfer them to the counterparty. Depending on the nature of the transaction, this may result in derecognition of the assets in their entirety, partial derecognition or no derecognition of the assets subject to the transfer.

A summary of the main transactions, and the assets and liabilities and the financial risks arising from these transactions, is set out below:

Transfers of financial assets that do not result in derecognition

Securitisations

The Group was party to securitisation transactions involving its residential mortgage loans and credit card balances.

In these transactions, the assets, interests in the assets, or beneficial interests in the cash flows arising from the assets, are transferred to a special purpose entity, which then issues interest bearing debt securities to third party investors.

Securitisations may, depending on the individual arrangement, result in continued recognition of the securitised assets and the recognition of the debt securities issued in the transaction. Partial continued recognition of the assets to the extent of the Group’s continuing involvement in those assets can also occur or derecognition of the assets and the separate recognition, as assets or liabilities, of any rights and obligations created or retained in the transfer.

The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2017				2016
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers
Residential mortgage loans	-	-	-	-	125	120	(107)	(107)
Credit cards, unsecured and other retail lending	3,772	3,757	(3,635)	(3,626)	5,094	5,084	(4,926)	(4,931)
Total	3,772	3,757	(3,635)	(3,626)	5,219	5,204	(5,033)	(5,038)

Balances included within loans and advances to customers represent securitisations where substantially all the risks and rewards of the asset have been retained by the Group.

The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes, although the contractual terms of their notes may be different to the maturity and interest of the transferred assets.

For transfers of assets in relation to repurchase agreements, see Note 22 Reverse repurchase agreements including other similar and secured lending and borrowing and Note 40 Assets pledged.

Continuing involvement in financial assets that have been derecognised

In some cases, the Group may have transferred a financial asset in its entirety but may have continuing involvement in it. This arises in asset securitisations where loans and asset backed securities were derecognised as a result of the Group’s involvement, mainly with CLOs and CMBS. Continuing involvement largely arises from providing financing into these structures in the form of retained notes, which do not bear first losses.

The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[a]			Gain/(loss) from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2017
CLO and other assets	-	-	-	-	-
Commercial mortgage backed securities	94	94	94	1	1
Total	94	94	94	1	1
2016
CLO and other assets	10	10	10	-	(3)
Commercial mortgage backed securities	-	-	-	-	-
Total	10	10	10	-	(3)

Note

a Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances and Trading portfolio assets.